Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2011
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated February 1, 2012 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Select Diversified International Fund:

Effective January 19, 2012, Class N shares of the Diversified International Fund are no longer available.

The following information pertains to the MassMutual Select NASDAQ-100® Fund:

Effective February 22, 2012, the Fund's name will change to the MassMutual Select Fundamental Growth Fund and Wellington Management Company, LLP ("Wellington Management") will replace Northern Trust Investments, Inc. ("NTI") as subadviser to the Fund.

Effective February 22, 2012, the following information will replace similar information found on pages 64 and 65:

Investment Objective:

The Fund seeks long-term growth of capital.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees(1)	.65%		.65%		.65%		.65%		.65%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.27%		.31%		.46%		.46%		.51%
Total Annual Fund Operating Expenses	.92%		.96%		1.11%		1.36%		1.66%
Fee Waiver	(.09%	)	(.03%	)	(.03%	)	(.03%	)	(.03%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.83%		.93%		1.08%		1.33%		1.63%

(1)

Management fees and other expenses have been restated to reflect an increase to the contractual management fees and a decrease to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.

(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .09% of the administrative and shareholder services fee for Class S of the Fund and .03% of the administrative and shareholder services fee for Class Y, Class L, Class A, and Class N of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$85	$284	$500	$1,122
Class Y	$95	$303	$528	$1,175
Class L	$110	$350	$608	$1,349
Class A	$703	$978	$1,274	$2,113
Class N	$266	$520	$899	$1,963

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$166	$520	$899	$1,963

Principal Investment Strategies:

The Fund invests primarily in domestic equity securities that the Fund's subadviser, Wellington Management Company, LLP ("Wellington Management"), believes offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

Wellington Management generally employs a bottom-up stock selection process that utilizes fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Wellington Management seeks to identify diversified sources of return based on its assessment of individual companies against the context of broader market factors by evaluating and ranking each stock on a consistent set of growth, quality, and valuation criteria.

In pursuing its investment objective, Wellington Management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Wellington Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Although Wellington Management may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Effective February 22, 2012, the following Principal Risks will be deleted on page 65:

Credit Risk, Derivatives Risk, and Indexing Risk.

Effective February 22, 2012, the following Principal Risks will be added on page 65:

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Effective February 22, 2012, the following information will supplement the information found under Average Annual Total Returns on page 66:

	One Year	Five Years	Ten Years
Russell 1000® Growth Index(1) (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

(1)

Going forward, the Fund's performance will be compared to the Russell 1000 Growth Index rather than the NASDAQ-100 Index because the Russell 1000 Growth Index more closely represents the Fund's investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated February 1, 2012 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Select Diversified International Fund:

Effective January 19, 2012, Class N shares of the Diversified International Fund are no longer available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select NASDAQ-100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated February 1, 2012 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Select NASDAQ-100® Fund:

Effective February 22, 2012, the Fund's name will change to the MassMutual Select Fundamental Growth Fund and Wellington Management Company, LLP ("Wellington Management") will replace Northern Trust Investments, Inc. ("NTI") as subadviser to the Fund.

Effective February 22, 2012, the following information will replace similar information found on pages 64 and 65:

Investment Objective:

The Fund seeks long-term growth of capital.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees(1)	.65%		.65%		.65%		.65%		.65%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.27%		.31%		.46%		.46%		.51%
Total Annual Fund Operating Expenses	.92%		.96%		1.11%		1.36%		1.66%
Fee Waiver	(.09%	)	(.03%	)	(.03%	)	(.03%	)	(.03%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.83%		.93%		1.08%		1.33%		1.63%

(1)

Management fees and other expenses have been restated to reflect an increase to the contractual management fees and a decrease to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.

(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .09% of the administrative and shareholder services fee for Class S of the Fund and .03% of the administrative and shareholder services fee for Class Y, Class L, Class A, and Class N of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$85	$284	$500	$1,122
Class Y	$95	$303	$528	$1,175
Class L	$110	$350	$608	$1,349
Class A	$703	$978	$1,274	$2,113
Class N	$266	$520	$899	$1,963

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$166	$520	$899	$1,963

Principal Investment Strategies:

The Fund invests primarily in domestic equity securities that the Fund's subadviser, Wellington Management Company, LLP ("Wellington Management"), believes offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

Wellington Management generally employs a bottom-up stock selection process that utilizes fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Wellington Management seeks to identify diversified sources of return based on its assessment of individual companies against the context of broader market factors by evaluating and ranking each stock on a consistent set of growth, quality, and valuation criteria.

In pursuing its investment objective, Wellington Management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Wellington Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Although Wellington Management may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Effective February 22, 2012, the following Principal Risks will be deleted on page 65:

Credit Risk, Derivatives Risk, and Indexing Risk.

Effective February 22, 2012, the following Principal Risks will be added on page 65:

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Effective February 22, 2012, the following information will supplement the information found under Average Annual Total Returns on page 66:

	One Year	Five Years	Ten Years
Russell 1000® Growth Index(1) (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

(1)

Going forward, the Fund's performance will be compared to the Russell 1000 Growth Index rather than the NASDAQ-100 Index because the Russell 1000 Growth Index more closely represents the Fund's investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE